Investment Properties	12 Months Ended
Dec. 31, 2017
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Investment Properties
11.	Investment Properties

Changes in investment properties for the years ended December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016
	Land		Buildings		Construction-in- progress		Total
Acquisition cost	￦	340,790	￦	1,011,236	￦	74,208	￦	1,426,234
Less: Accumulated depreciation		—		(324,164)		—		(324,164)

Beginning		340,790		687,072		74,208		1,102,070
Acquisition		51		417		160,138		160,606
Disposal/Abandonment		(5,837)		(1,802)		—		(7,639)
Depreciation		—		(43,575)		—		(43,575)
Transfer		(32,254)		124,417		(155,581)		(63,418)

Ending	￦	302,750	￦	766,529	￦	78,765	￦	1,148,044

Acquisition cost	￦	302,750	￦	1,119,885	￦	78,765	￦	1,501,400
Less: Accumulated depreciation		—	￦	(353,356)		—	￦	(353,356)

(In millions of Korean won)	2017
	Land		Buildings		Construction-in- progress		Total
Acquisition cost	￦	302,750	￦	1,119,885	￦	78,765	￦	1,501,400
Less: Accumulated depreciation		—		(353,356)		—		(353,356)

Beginning		302,750		766,529		78,765		1,148,044
Acquisition		—		775		48,075		48,850
Disposal/Abandonment		(3,493)		(6,434)		—		(9,927)
Depreciation		—		(47,295)		—		(47,295)
Transfer from(to) property, plant and equipment		64,449		(1,793)		(1,184)		61,472
Transfer and others		(6,916)		80,986		(85,683)		(11,613)

Ending	￦	356,790	￦	792,768	￦	39,973	￦	1,189,531

Acquisition cost	￦	358,358	￦	1,191,687	￦	39,973	￦	1,590,018
Less: Accumulated depreciation (include. Accumulated impairment)		(1,568)		(398,919)		—		(400,487)

The fair value of investment properties is ￦1,755,600 million as of December 31, 2017 (2016: ￦1,962,779 million). The fair value of investment properties is estimated based on the expected cash flow.

Rental income from investment properties is ￦205,993 million in 2017 (2016: ￦184,670 million) and direct operating expenses (including repairs and maintenance) arising from investment properties that generated rental income during the period are recognized as operating expenses.

Details of investment properties provided as collateral as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016
	Carrying amount		Secured amount		Related account	Related amount
Buildings	￦	711,989	￦	98,543	Deposits	￦	84,334
Land and Buildings	￦	8,035	￦	7,891	Borrowings	￦	5,260

(In millions of Korean won)	2017
	Carrying amount		Secured amount		Related account	Related amount
Buildings	￦	772,708	￦	104,861	Deposits	￦	90,150
Land and Buildings	￦	7,897	￦	7,905	Borrowings	￦	5,270